COST OF REVENUE - Summary of Cost of revenue (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
COST OF REVENUE
Cost of mining service - hosting expenses	¥ 461,126,199	$ 63,174,030
Cost of mining service - depreciations	84,232,337	11,539,783
vehicle	6,065,963	831,034	¥ 1,294,946,115	¥ 1,580,778,797
Staff cost	57,977,937	7,942,945	87,602,016	105,613,337
Outsourcing fee	24,320,020	3,331,829	32,241,232	10,475,145
Leasing interest expense	226,006	30,963	13,016,727	61,128,565
Commission (reversal of commission) to car dealerships	(13,593,162)	(1,862,256)		26,756,550
Others	9,024,250	1,236,317	84,057,025	45,337,379
Cost of revenue	¥ 629,379,550	$ 86,224,645	¥ 1,511,863,115	¥ 1,830,089,773